Offerings	Dec. 20, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A First Preferred Shares
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants Subscription
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Receipts
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Proposed Maximum Offering Price per Unit	1
Fee Rate	0.01531%
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	45,050,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 45,050,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,897,155
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A First Preferred Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants Subscription
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Receipts
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.

Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	29,950,000,000
Maximum Aggregate Offering Price	$ 29,950,000,000
Carry Forward Form Type	F-3
Carry Forward File Number	333-262557
Carry Forward Initial Effective Date	Mar. 04, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,776,365
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the U.S.$75,000,000,000 of securities covered by this registration statement (this “Registration Statement”) includes U.S.$29,950,000,000 aggregate principal amount or offering price of the Registrant’s senior debt securities that were unsold as of December 20, 2024 (the “Unsold Securities”) that were previously registered by the Registrant on the registration statement on Form
F-3
under the Securities Act (File
No. 333-262557)
effective as of March 4, 2022 (the “2022
F-3
Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with the Unsold Securities and the Unsold Warrants will continue to be applied to the Unsold Securities and Unsold Warrants that are being carried forward to this Registration Statement.

The Registrant may continue to offer and sell the securities and the warrants covered by the 2022
F-3
Registration Statement until the effective date of this Registration Statement. The Registrant will identify in a pre-effective
amendment to this Registration Statement the amount of its securities covered by the 2022
F-3
Registration Statement that were sold between the date of the filing of this Registration Statement and the effective date hereof and any filing fee paid in connection with such securities, and will pay any additional filing fee necessary to cover the full amount of new securities to be registered.
For reasons stated above, the net registration fee paid in connection with this Registration Statement is U.S.$6,897,155.

(2)
This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.
(4)
Pursuant to Rule 416 under the Securities Act, this Registration Statement covers any additional securities that may be offered or issued in connection with any stock dividend, stock split or any similar transaction. Also includes an indeterminate amount of securities as may be issued pursuant to anti-dilution adjustments or upon conversion of or exchange for any securities that provide for conversion or exchange into such securities or upon exercise of warrants for such securities. Separate consideration may not be received for securities issuable upon such conversion, exchange or exercise.